BASIC AND DILUTED NET EARNINGS PER SHARE (Deatils Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,675,521	1,308,212	834,844